NOTE 7 - GOING CONCERN (Details Narrative) (Annual Report [Member], USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Annual Report [Member]
Net Loss	$ (3,268)	$ (8,027)	$ (11,295)